BALANCE SHEET - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 20, 2020	Jun. 23, 2020
Current assets:
Cash	$ 478,286	$ 919,823
Prepaid expenses	318,572	314,351
Total current assets	796,858	1,234,174
Investments held in Trust Account	215,096,106	215,076,225
Total Assets	215,892,964	216,310,399	$ 216,445,723
Current liabilities:
Accounts payable	15,533	115,360
Accrued expenses	1,811,743	24,847
Total current liabilities	1,827,276	140,207	161,956
Deferred underwriting commissions	7,525,000	7,525,000	7,525,000	$ 7,500,000
Derivative warrant liabilities	22,676,500	17,902,500	16,197,500
Total Liabilities	32,028,776	25,567,707	23,884,456
Commitments and Contingencies
Class A ordinary shares, $0.0001 par value; 17,866,418 and 18,574,269 shares subject to possible redemption at $10.00 per share at March 31, 2021 and December 31, 2020, respectively	178,864,180	185,742,690
Shareholder's Equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding at March 31, 2021 and December 31, 2020		0	0
Additional paid-in capital	14,489,172	7,610,730	5,792,179
Accumulated deficit	(9,490,063)	(2,611,559)	(792,984)
Total shareholders' equity	5,000,008	5,000,002	5,000,007		$ 0
Total Liabilities and Shareholder's Equity	215,892,964	216,310,399	216,445,723
Class A ordinary shares
Current liabilities:
Class A ordinary shares, $0.0001 par value; 17,866,418 and 18,574,269 shares subject to possible redemption at $10.00 per share at March 31, 2021 and December 31, 2020, respectively			187,561,260
Shareholder's Equity:
Common stock	361	293	274
Class B ordinary shares
Shareholder's Equity:
Common stock	538	538	$ 538
Additional paid-in capital	$ 14,489,172	$ 7,610,730